ACQUISITION OF KNIGHTSBRIDGE - Summary of Estimated Fair Value and Historic Cost of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Business Acquisition [Line Items]
Goodwill	$ 225,273	$ 0
Golden Ocean Group Limited [Member]
Business Acquisition [Line Items]
Assets			$ 125,421
Newbuildings			83,700
Vessels, net			465,334
Current liabilities			(27,757)
Long term liabilities			(230,791)
Fair value of net assets acquired and liabilities assumed			415,907
Newbuildings and cash at historic cost			131,555
Total value of net assets acquired and liabilities assumed			547,462
Total value of consideration			696,944
Goodwill			$ 149,482